Fair Value Measurements	6 Months Ended
Jun. 30, 2023
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 8. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of June 30, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
June 30, 2023
Assets
Marketable Securities held in Trust Account:
U.S. Treasury Securities	$119,917,674	$119,917,674	$—	$—

As of December 31, 2022, the Company had no financial assets measured at fair value on a recurring basis.